SCHEDULE OF CREDIT LOSS ALLOWANCE PROVISION FOR LEASE RECEIVABLES AND TENANT NOTES RECEIVABLES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 946,006	$ 2,772,977	$ 2,772,977
Adjustments in loan loss allowance recognized in profit or loss during the year	24,081	(99,776)
Receivables written-off during the year as uncollectible		(1,739,138)
Balance	970,087	934,063	946,006	$ 2,772,977
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Balance	946,006	2,772,977	2,772,977	1,356,738	$ 294,605
Adjustments in loan loss allowance recognized in profit or loss during the year			(87,723)	1,470,990	1,062,133
Receivables written-off during the year as uncollectible			(1,739,248)	(54,751)
Balance			946,006	2,772,977	1,356,738
Lease receivables [member]
IfrsStatementLineItems [Line Items]
Balance	831,805	2,646,337	2,646,337
Adjustments in loan loss allowance recognized in profit or loss during the year	30,640	(99,377)
Receivables written-off during the year as uncollectible		(1,733,404)
Balance	862,445	813,556	831,805	2,646,337
Lease receivables [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Balance	831,805	2,646,337	2,646,337	1,294,649	243,245
Adjustments in loan loss allowance recognized in profit or loss during the year			(81,017)	1,406,439	1,051,404
Receivables written-off during the year as uncollectible			(1,733,515)	(54,751)
Balance			831,805	2,646,337	1,294,649
Tenants notes receivables [member]
IfrsStatementLineItems [Line Items]
Balance	114,201	126,640	126,640
Adjustments in loan loss allowance recognized in profit or loss during the year	(6,559)	(399)
Receivables written-off during the year as uncollectible		(5,734)
Balance	107,642	120,507	114,201	126,640
Tenants notes receivables [member] | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Balance	$ 114,201	$ 126,640	126,640	62,089	51,360
Adjustments in loan loss allowance recognized in profit or loss during the year			(6,706)	64,551	10,729
Receivables written-off during the year as uncollectible			(5,733)
Balance			$ 114,201	$ 126,640	$ 62,089